Accounts receivable, net	12 Months Ended
Dec. 31, 2024
Accounts receivable, net
Accounts receivable, net

6.            Accounts receivable, net

(In thousands)	December 31, 2023	December 31, 2024
Accounts receivable	32,232	33,920
Less: Allowance for current expected credit losses	(1,022)	(1,258)
Accounts receivable, net	31,210	32,662

The following table presents movement in the allowance for current expected credit losses:

(In thousands)	December 31, 2022	December 31, 2023	December 31, 2024
Balance at beginning of the year	1,764	1,429	1,022
Additions	—	213	261
Reversals	(188)	(189)	—
Write-off	(2)	(408)	(8)
Exchange difference	(145)	(23)	(17)
Balance at end of the year	1,429	1,022	1,258

The accounts receivable due from the top 10 customers accounted for about 76% and 68% of the balance of accounts receivable as of December 31, 2023 and 2024, respectively. The following table summarizes customers with balances of accounts receivable which was greater than 10% of the Group’s total accounts receivable:

	December 31, 2023	December 31, 2024
Customer A	30%	35%
Customer B	18%	*

*Less than 10%.